Commitments and Contingencies (Details) - Schedule of due to the officers amounts - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of due to the officers amounts [Line Items]
Total due to the officers amounts	$ 56,159	$ 37,697
Rick Havenstrite, President [Member]
Commitments and Contingencies (Details) - Schedule of due to the officers amounts [Line Items]
Total due to the officers amounts	37,697	26,620
Marianne Havenstrite, Treasurer and Principal Financial Officer [Member]
Commitments and Contingencies (Details) - Schedule of due to the officers amounts [Line Items]
Total due to the officers amounts	$ 18,462	$ 11,077